INCOME TAXES (Schedule of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective income tax rate:
PRC Enterprise Income Tax	25.00%	25.00%	25.00%
Preferential income tax rate of a subsidiary	(11.00%)	(10.00%)	(11.00%)
Additional tax deductions	(3.00%)	(1.00%)	(1.00%)
Different tax rate in other jurisdictions	5.00%	1.00%	2.00%
Tax credits	0.00%	0.00%	1.00%
Effective tax rate	16.00%	15.00%	16.00%